INCOME TAXES, Components of Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Income (Loss) Before Taxes [Abstract]
Israel	$ (42,414)	$ 12,450	$ (46,387)
Foreign	40,442	10,990	23,359
Income (loss) before income taxes	$ (1,972)	$ 23,440	$ (23,028)